Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,207,375,725.08
Previously Paid Amount	0.00
Total Fee Amount	857,238.59
Total Offset Amount	0.00
Net Fee	857,238.59
Narrative - Max Aggregate Offering Price	$ 6,207,375,725.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true